Securities Act File No. 333-161674
As filed with the Securities and Exchange Commission on March 5, 2010

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No.
Post-Effective Amendment No. 1 ☑
TRANSAMERICA FUNDS
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716
(Name and Address of Agent for Service)
Registrant has registered an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.
It is proposed that this filing become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended,

Transamerica Funds
This Post-Effective Amendment consists of the following:
(1)	Facing Sheet of the Registration Statement.

(2)	Part C to the Registration Statement (including signature page).
Parts A and B are incorporated herein by reference to the Registration Statement on Form N-14 (File No. 333-161674) filed on October 6, 2009 (Accession Number 0000950123-09-048693).
This Post-Effective Amendment is being filed solely for the purpose of filing the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C
OTHER INFORMATION
Item 15. Indemnification
A policy of insurance covering Transamerica Asset Management, Inc. (“TAM”), its subsidiaries, and all of the registered investment companies advised by TAM insures the Registrant’s directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.
Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Amended and Restated of Declaration of Trust and Bylaws, which are incorporated herein by reference.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 16. Exhibits
(1)	Amended and Restated Declaration of Trust is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 89, as filed with the SEC on February 28, 2008.

(2)	By-Laws are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 89, as filed with the SEC on February 28, 2008.

(3)	Not Applicable

(4)	Agreement and Plan of Reorganization is incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-161674) as filed with the SEC on September 1, 2009.

(5)	Not Applicable.
(6)	(a)	Investment Advisory Agreements
(i)	Transamerica AEGON High Yield Bond — incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 77, as filed with the SEC on March 1, 2006.

(ii)	Transamerica Money Market — incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 85, as filed with the SEC on March 1, 2007.
(b)	Sub-Advisory Agreements
(i)	Transamerica AEGON High Yield Bond — incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 77, as filed with the SEC on March 1, 2006.

(ii)	Transamerica Money Market — incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 43, as filed with the SEC on December 17, 2001.
(7)	Underwriting Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 89, as filed with the SEC on February 28, 2008. Amended Schedule I dated November 30, 2009 filed with Post-Effective Amendment No. 106 on November 30, 2009.

(8)	Amended and Restated Board Members Deferred Compensation Plan is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 95, as filed with the SEC on February 27, 2009.

(9)	Custodian Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 95, as filed with the SEC on February 27, 2009.
(10)	(a)	Amended and Restated Plan of Distribution under Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 89, as filed with the SEC on February 28, 2008. Amended Schedule A dated November 30, 2009 filed with Post-Effective Amendment No. 106 on November 30, 2009.

	(b)	Amended and Restated Plan for Multiple Classes of Shares is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 106, as filed with the SEC on November 30, 2009.
(11)	Opinion of Counsel is incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-161674) as filed with the SEC on September 1, 2009.

(12)	Opinion of counsel as to tax matters (filed herein).
(13)	(a)	Transfer Agent Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 20, as filed with the SEC on November 16, 1995. Amended Fee Schedule filed with the Post-Effective Amendment No. 95 on February 27, 2009.

	(b)	Administrative Services Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-02659), Post-Effective Amendment No. 49, as filed with the SEC on September 12, 2002. Amendment filed with Post-Effective Amendment No. 67 on February 25, 2005.
(14)	Consent of Independent Certified Public Accountants is incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-161674) as filed with the SEC on October 6, 2009.

(15)	Not Applicable

(16)	Powers of Attorney for the Registrant are incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-161674) as filed with the SEC on September 1, 2009.

(17)	(a) Form of proxy card is incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-161674) as filed with the SEC on September 1, 2009.

(b) The Registrant’s Annual Report and Semi-Annual Report are incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-161674) as filed with the SEC on September 1, 2009.
Item 17. Undertakings
1.	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of St. Petersburg and State of Florida on the 5th day of March, 2010.

TRANSAMERICA FUNDS
By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ John K. Carter John K. Carter	Chairperson, Trustee, President and Chief Executive Officer	March 5, 2010

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	March 5, 2010

/s/ Leo J. Hill Leo J. Hill*	Trustee	March 5, 2010

/s/ David W. Jennings David W. Jennings*	Trustee	March 5, 2010

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	March 5, 2010

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	March 5, 2010

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	March 5, 2010

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	March 5, 2010

/s/ Patricia Sawyer Patricia Sawyer*	Trustee	March 5, 2010

/s/ John W. Waechter John W. Waechter*	Trustee	March 5, 2010

/s/ Joseph P. Carusone Joseph P. Carusone	Vice President, Treasurer and Principal Financial Officer	March 5, 2010

* By:	/s/ Dennis P. Gallagher Dennis P. Gallagher**	March 5, 2010

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549
SECURITIES AND EXCHANGE COMMISSION
Exhibits Filed With
Post-Effective Amendment No. 1 to
Registration Statement on
Form N-14
Transamerica Funds
Registration No. 333-161674
EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(12)	Opinion of counsel as to tax matters.

(a) Transamerica AEGON High Yield Bond

(b) Transamerica Money Market